SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 2005
FOR MFS REGATTA EXTRA

AND TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
DATED OCTOBER 31, 2005
FOR SUN LIFE FINANCIAL MASTERS CHOICE,
SUN LIFE FINANCIAL MASTERS EXTRA,
and SUN LIFE FINANCIAL MASTERS FLEX

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The date of the prospectus and of the statement of additional information is changed to December 30, 2005.

Effective February 27, 2006, the Guarantee Periods described under "THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS" and at other places in the Prospectus are now being offered. You will be permitted to make any payments or transfers into any available Guarantee Period.